Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Leases
Future minimum rental payments
Fiscal year ending June 30,	Amount
Remainder of 2022	$82,200
2023	311,400
2024	247,600
2025	255,000
2026	262,700
Thereafter	609,600
Total future minimum payments	1,768,500
Less imputed interest	(256,100)
Total Present Value of Operating Lease Liabilities	$1,512,400

Year ended June 30,	Amount

2022	$260,300
2023	245,300
2024	195,900
2025	91,600

Total future minimum payments	$793,100
Less: Imputed interest	(62,100)
Total Present Value of Operating Lease Liabilities	$731,000